Supplemental Guarantor/Non-Guarantor Financial Information (Details 2) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities
Net cash (used in) provided by continuing operations		$ 441.0	$ 780.1	$ 1,599.8
Net cash used in discontinued operations		(104.4)	(57.7)	(84.7)
Net cash (used in) provided by operating activities		336.6	722.4	1,515.1
Cash Flows From Investing Activities
Additions to property, plant, equipment and mine development		(194.4)	(328.4)	(986.0)
Changes in accrued expenses related to capital expenditures		(16.6)	(120.7)	104.7
Federal coal lease expenditures		276.7	276.8	276.5
Investment in Prairie State Energy Campus		0.0	0.0	(10.7)
Proceeds from disposal of assets, net of notes receivable		203.7	178.3	147.9
Purchases of debt and equity securities		(15.1)	(22.8)	(46.7)
Proceeds from sales and maturities of debt and equity securities		13.5	22.9	46.4
Purchases of short-term investments		0.0	0.0	(4.8)
Maturity of short-term investments		0.0	4.8	0.0
Contributions to joint ventures		(529.8)	(671.7)	(824.0)
Distributions from joint ventures		534.2	722.9	823.0
Advances to related parties		(33.7)	(42.1)	(148.0)
Repayment of loans from related parties		5.4	25.2	110.8
Other, net		(5.0)	(5.8)	(6.2)
Net cash used in continuing operations		(314.5)	(514.2)	(1,070.1)
Net cash used in discontinued operations		0.0	(1.5)	(22.0)
Net cash used in investing activities		(314.5)	(515.7)	(1,092.1)
Cash Flows From Financing Activities
Proceeds from long-term debt		1.1	1,188.0	0.8
Repayments of long-term debt		(21.0)	(1,390.2)	(415.8)
Payment of deferred financing costs		(10.1)	(22.8)	(6.9)
Dividends paid		(92.3)	(91.7)	(91.9)
Restricted cash for distributions to noncontrolling interests		(42.5)	0.0	0.0
Common stock repurchase	$ (99.9)	0.0	0.0	(99.9)
Excess tax benefit related to share-based compensation		0.0	0.0	8.3
Acquisition of MCG Coal Holdings Pty Ltd noncontrolling interests		0.0	0.0	49.8
Other, net		(3.3)	(4.8)	(8.1)
Transactions with affiliates, net		0.0	0.0	0.0
Net cash provided by (used in) financing activities		(168.1)	(321.5)	(663.3)
Net change in cash and cash equivalents		(146.0)	(114.8)	(240.3)
Cash and cash equivalents at beginning of year		444.0	558.8	799.1
Cash and cash equivalents at end of year		298.0	444.0	558.8
Parent Company [Member]
Cash Flows From Operating Activities
Net cash (used in) provided by continuing operations		(369.0)	(24.3)	372.0
Net cash used in discontinued operations		(73.3)	(20.4)	(3.4)
Net cash (used in) provided by operating activities		(442.3)	(44.7)	368.6
Cash Flows From Investing Activities
Additions to property, plant, equipment and mine development		0.0	0.0	0.0
Changes in accrued expenses related to capital expenditures		0.0	0.0	0.0
Federal coal lease expenditures		0.0	0.0	0.0
Investment in Prairie State Energy Campus				0.0
Proceeds from disposal of assets, net of notes receivable		0.0	0.0	0.0
Purchases of debt and equity securities		0.0	0.0	0.0
Proceeds from sales and maturities of debt and equity securities		0.0	0.0	0.0
Purchases of short-term investments				0.0
Maturity of short-term investments			0.0
Contributions to joint ventures		0.0	0.0	0.0
Distributions from joint ventures		0.0	0.0	0.0
Advances to related parties		0.0	0.0	0.0
Repayment of loans from related parties		0.0	0.0	0.0
Other, net		0.0	0.0	0.0
Net cash used in continuing operations			0.0	0.0
Net cash used in discontinued operations			0.0	0.0
Net cash used in investing activities		0.0	0.0	0.0
Cash Flows From Financing Activities
Proceeds from long-term debt		0.0	1,188.0	0.0
Repayments of long-term debt		(12.0)	(1,334.2)	(379.0)
Payment of deferred financing costs		(10.1)	(22.8)	(6.9)
Dividends paid		(92.3)	(91.7)	(91.9)
Restricted cash for distributions to noncontrolling interests		0.0
Common stock repurchase				(99.9)
Excess tax benefit related to share-based compensation				8.3
Acquisition of MCG Coal Holdings Pty Ltd noncontrolling interests				0.0
Other, net		3.1	4.2	1.0
Transactions with affiliates, net		441.6	332.3	186.2
Net cash provided by (used in) financing activities		330.3	75.8	(382.2)
Net change in cash and cash equivalents		(112.0)	31.1	(13.6)
Cash and cash equivalents at beginning of year		300.7	269.6	283.2
Cash and cash equivalents at end of year		188.7	300.7	269.6
Guarantor Subsidiaries [Member]
Cash Flows From Operating Activities
Net cash (used in) provided by continuing operations		776.1	778.7	1,390.3
Net cash used in discontinued operations		(4.6)	(7.6)	(11.6)
Net cash (used in) provided by operating activities		771.5	771.1	1,378.7
Cash Flows From Investing Activities
Additions to property, plant, equipment and mine development		(108.5)	(95.9)	(237.4)
Changes in accrued expenses related to capital expenditures		3.4	(1.2)	3.1
Federal coal lease expenditures		(276.7)	(276.8)	(276.5)
Investment in Prairie State Energy Campus				(10.7)
Proceeds from disposal of assets, net of notes receivable		105.9	93.0	70.1
Purchases of debt and equity securities		0.0	0.0	0.0
Proceeds from sales and maturities of debt and equity securities		0.0	0.0	0.0
Purchases of short-term investments				0.0
Maturity of short-term investments			0.0
Contributions to joint ventures		0.0	0.0	0.0
Distributions from joint ventures		0.0	0.0	0.0
Advances to related parties		0.0	0.0	0.0
Repayment of loans from related parties		0.0	0.0	0.0
Other, net		(4.4)	(5.7)	(6.2)
Net cash used in continuing operations			(286.6)	(457.6)
Net cash used in discontinued operations			0.0	(1.1)
Net cash used in investing activities		(280.3)	(286.6)	(458.7)
Cash Flows From Financing Activities
Proceeds from long-term debt		0.0	0.0	0.0
Repayments of long-term debt		(0.1)	(0.2)	(0.4)
Payment of deferred financing costs		0.0	0.0	0.0
Dividends paid		0.0	0.0	0.0
Restricted cash for distributions to noncontrolling interests		0.0
Common stock repurchase				0.0
Excess tax benefit related to share-based compensation				0.0
Acquisition of MCG Coal Holdings Pty Ltd noncontrolling interests				0.0
Other, net		(1.7)	(1.6)	0.0
Transactions with affiliates, net		(488.5)	(482.7)	(920.1)
Net cash provided by (used in) financing activities		(490.3)	(484.5)	(920.5)
Net change in cash and cash equivalents		0.9	0.0	(0.5)
Cash and cash equivalents at beginning of year		0.3	0.3	0.8
Cash and cash equivalents at end of year		1.2	0.3	0.3
Non-Guarantor Subsidiaries [Member]
Cash Flows From Operating Activities
Net cash (used in) provided by continuing operations		33.9	25.7	(162.5)
Net cash used in discontinued operations		(26.5)	(29.7)	(69.7)
Net cash (used in) provided by operating activities		7.4	(4.0)	(232.2)
Cash Flows From Investing Activities
Additions to property, plant, equipment and mine development		(85.9)	(232.5)	(748.6)
Changes in accrued expenses related to capital expenditures		(20.0)	(119.5)	101.6
Federal coal lease expenditures		0.0	0.0	0.0
Investment in Prairie State Energy Campus				0.0
Proceeds from disposal of assets, net of notes receivable		97.8	85.3	77.8
Purchases of debt and equity securities		(15.1)	(22.8)	(46.7)
Proceeds from sales and maturities of debt and equity securities		13.5	22.9	46.4
Purchases of short-term investments				(4.8)
Maturity of short-term investments			4.8
Contributions to joint ventures		(529.8)	(671.7)	(824.0)
Distributions from joint ventures		534.2	722.9	823.0
Advances to related parties		(33.7)	(42.1)	(148.0)
Repayment of loans from related parties		5.4	25.2	110.8
Other, net		(0.6)	(0.1)	0.0
Net cash used in continuing operations			(227.6)	(612.5)
Net cash used in discontinued operations			(1.5)	(20.9)
Net cash used in investing activities		(34.2)	(229.1)	(633.4)
Cash Flows From Financing Activities
Proceeds from long-term debt		1.1	0.0	0.8
Repayments of long-term debt		(8.9)	(55.8)	(36.4)
Payment of deferred financing costs		0.0	0.0	0.0
Dividends paid		0.0	0.0	$ 0.0
Restricted cash for distributions to noncontrolling interests		(42.5)
Common stock repurchase
Excess tax benefit related to share-based compensation				$ 0.0
Acquisition of MCG Coal Holdings Pty Ltd noncontrolling interests				(49.8)
Other, net		(4.7)	(7.4)	(9.1)
Transactions with affiliates, net		46.9	150.4	733.9
Net cash provided by (used in) financing activities		(8.1)	87.2	639.4
Net change in cash and cash equivalents		(34.9)	(145.9)	(226.2)
Cash and cash equivalents at beginning of year		143.0	288.9	515.1
Cash and cash equivalents at end of year		$ 108.1	$ 143.0	$ 288.9